Schedule of investments
Nomura Mid Cap Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.69%♣
Communication Services — 1.13%
Stubhub Holdings Class A †	2,632,532	$ 33,880,687
		33,880,687
Consumer Discretionary — 15.87%
Amer Sports †	909,400	30,774,096
Dutch Bros Class A †	712,700	51,178,987
Floor & Decor Holdings Class A †	1,047,550	62,182,568
Hilton Worldwide Holdings	132,712	43,856,008
On Holding Class A †	1,159,419	41,066,621
Royal Caribbean Cruises	182,265	57,874,605
SharkNinja †	362,397	55,182,191
Tapestry	341,029	49,919,825
Texas Roadhouse	199,401	38,530,255
Viking Holdings †	413,367	43,267,124
		473,832,280
Consumer Staples — 1.54%
Casey's General Stores	57,682	45,845,077
		45,845,077
Financials — 4.09%
Brown & Brown	502,853	32,258,020
Corpay †	107,325	35,768,203
LPL Financial Holdings	54,687	15,404,234
Robinhood Markets Class A †	385,647	38,672,681
		122,103,138
Healthcare — 17.57%
Align Technology †	271,100	45,723,726
Alnylam Pharmaceuticals †	148,058	44,569,900
Ascendis Pharma †	133,558	35,622,590
Cardinal Health	162,605	38,628,444
Dexcom †	576,168	38,804,915
Edwards Lifesciences †	813,737	73,610,649
IDEXX Laboratories †	199,144	104,837,367
Illumina †	124,973	21,974,003
Insulet †	285,126	43,410,433
Ionis Pharmaceuticals †	546,712	43,348,794
STERIS	162,179	34,150,032
		524,680,853
Industrials — 25.75%
AMETEK	199,885	48,360,177
BWX Technologies	223,106	43,427,583
Construction Partners Class A †	221,529	26,310,999
Fastenal	1,591,351	76,432,588
Ferguson Enterprises	260,037	61,714,581
Generac Holdings †	194,680	57,004,251
HEICO Class A	193,136	49,811,706
Howmet Aerospace	217,842	58,569,000
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	474,596	$ 23,663,357
Lincoln Electric Holdings	224,715	59,664,080
Old Dominion Freight Line	199,110	43,127,226
Rocket Lab †	343,056	34,871,642
Simpson Manufacturing	143,379	30,016,394
SPX Technologies †	264,065	64,740,816
Sterling Infrastructure †	108,717	91,252,701
		768,967,101
Information Technology — 27.98%
Bentley Systems Class B	239,393	7,155,457
Cloudflare Class A †	446,410	109,495,445
Coherent †	36,386	14,353,185
Credo Technology Group Holding †	55,285	15,034,756
Datadog Class A †	292,510	76,157,903
GlobalFoundries	553,631	45,624,731
MACOM Technology Solutions Holdings †	155,179	59,025,436
Manhattan Associates †	372,161	51,823,419
Microchip Technology	360,953	32,918,913
Monolithic Power Systems	76,252	105,407,715
Novanta †	439,224	71,259,702
Rambus †	176,116	23,377,638
SiTime †	39,662	29,570,401
Snowflake Class A †	331,578	84,386,601
Teradyne	62,013	30,004,370
Twilio Class A †	222,400	45,887,792
Tyler Technologies †	115,668	33,828,263
		835,311,727
Materials — 2.00%
Martin Marietta Materials	103,701	59,804,367
		59,804,367
Real Estate — 1.76%
CoStar Group †	1,853,362	52,487,212
		52,487,212
Total Common Stocks (cost $2,154,017,756)		2,916,912,442

Short-Term Investments — 1.08%
Money Market Mutual Funds — 1.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	8,074,680	8,074,680
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	8,074,680	8,074,680
NQ- IV068 [0626] 0826 (5831270)    1

Schedule of investments
Nomura Mid Cap Growth Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	8,074,681	$ 8,074,681
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	8,074,681	8,074,681
Total Short-Term Investments (cost $32,298,722)		32,298,722

Total Value of Securities—98.77% (cost $2,186,316,478)		2,949,211,164
Receivables and Other Assets Net of Liabilities—1.23%		36,691,667
Net Assets Applicable to 115,282,228 Shares Outstanding—100.00%		$2,985,902,831

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- IV068 [0626] 0826 (5831270)